Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Long-term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2018	2017

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	3.600%	2024	1,000	1,000
	Fixed	7.500%	2026	199	199
	Fixed	3.100%	2026	1,000	1,000
Medium-term notes	Fixed	.850% - 4.125%	2019 - 2028	12,345	11,299
	Floating	2.890% - 3.127%	2019 - 2022	500	1,000
Other(b)				(53)	(29)

Subtotal				16,291	15,769

Subsidiaries
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2019 - 2026	307	208
	Floating	2.650% - 3.175%	2019 - 2026	4,272	5,272
Bank notes	Fixed	1.400% - 3.450%	2019 - 2025	11,600	6,200
	Floating	2.177% - 3.009%	2019 - 2058	7,864	3,810
Other(c)				1,006	1,000

Subtotal				25,049	16,490

Total				$41,340	$32,259
(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.84 percent, 2.96 percent and 2.63 percent, respectively.
(b)	Includes debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.
(c)

Includes consolidated community development and tax-advantaged investment VIEs, capitalized lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding at December 31, 2018, were:

(Dollars in Millions)	Parent Company	Consolidated
2019	$1,497	$8,080
2020	–	6,407
2021	2,696	6,719
2022	3,793	4,082
2023	–	2,004
Thereafter	8,305	14,048

Total	$16,291	$41,340